Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 2,141	$ 1,451
Combined Canadian federal and provincial statutory income tax rate	28.50%	28.50%
Expected federal and provincial taxes at statutory rate	$ 610	$ 414
Decrease resulting from:
Foreign and other statutory rate differentials	(124)	(110)
Difference between gain on sale for accounting and amounts calculated for tax purposes	(73)	0
Release of Valuation Allowance	(33)	(16)
Remeasurement of deferred tax liabilities	0	(44)
AFUDC	(16)	(14)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(48)	(34)
Items capitalized for accounting purposes but expensed for income tax purposes	(17)	(21)
Other	(10)	(10)
Income tax expense	$ 289	$ 165
Effective tax rate	13.50%	11.40%